Other Operating Income and Expenses (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Component of Operating Other Cost and Expense [Line Items]
Other operating income and expense as percentage of total of interest income and other income (in hundredths)	1.00%
BOLI income	$ 459	$ 452
Other Contracted Services [Member]
Component of Operating Other Cost and Expense [Line Items]
Other operating expenses	743	667
FDIC Insurance Costs [Member]
Component of Operating Other Cost and Expense [Line Items]
Other operating expenses	1,330	1,539
Software Licensing / Maintenance [Member]
Component of Operating Other Cost and Expense [Line Items]
Other operating expenses	736	635
Postage and Freight [Member]
Component of Operating Other Cost and Expense [Line Items]
Other operating expenses	299	314
Legal [Member]
Component of Operating Other Cost and Expense [Line Items]
Other operating expenses	$ 337	$ 457